GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.0%
Aerospace & Defense – 2.2%
35,451 General Electric Co. $ 6,457,754
13,242 L3Harris Technologies, Inc. 3,260,842
9,718,596
Air Freight & Logistics – 1.1%
36,273 United Parcel Service, Inc.,
Class B 4,922,972
Banks – 9.3%
218,550 Bank of America Corp. 10,383,310
152,125 Huntington Bancshares, Inc. 2,739,771
76,346 JPMorgan Chase & Co. 19,065,123
107,427 Wells Fargo & Co. 8,182,715
40,370,919
Beverages – 2.2%
100,673 Coca-Cola Co. (The) 6,451,126
38,196 Coca-Cola Europacific Partners
PLC (United Kingdom) 2,963,245
9,414,371
Biotechnology – 2.2%
26,075 AbbVie, Inc. 4,769,900
17,626 Amgen, Inc. 4,985,866
9,755,766
Capital Markets – 7.0%
3,447 Blackrock, Inc. 3,525,592
40,838 Blackstone, Inc. 7,803,733
37,987 KKR & Co., Inc. 6,186,943
51,207 Morgan Stanley 6,739,353
72,966 Nasdaq, Inc. 6,055,448
30,311,069
Chemicals – 2.2%
21,108 Linde PLC 9,730,577
Commercial Services & Supplies – 1.3%
25,299 Republic Services, Inc. 5,522,772
Communications Equipment – 1.4%
102,676 Cisco Systems, Inc. 6,079,446
Consumer Finance – 1.9%
26,862 American Express Co. 8,184,314
Consumer Staples Distribution & Retail – 3.7%
4,737 Costco Wholesale Corp. 4,603,796
126,584 Walmart, Inc. 11,709,020
16,312,816
Diversified Telecommunication Services – 1.7%
317,139 AT&T, Inc. 7,344,939
Electric Utilities – 1.7%
47,346 NextEra Energy, Inc. 3,724,710
49,566 Xcel Energy, Inc. 3,596,509
7,321,219
Electrical Equipment – 2.1%
24,285 Eaton Corp. PLC 9,117,075
Financial Services – 1.1%
14,660 Visa, Inc., Class A 4,619,073
Shares Description Value
aa
Common Stocks – (continued)
Ground Transportation – 1.2%
19,251 Norfolk Southern Corp. $ 5,310,388
Health Care Equipment & Supplies – 1.6%
57,824 Abbott Laboratories 6,867,756
Health Care Providers & Services – 3.2%
49,094 CVS Health Corp. 2,938,276
17,711 UnitedHealth Group, Inc. 10,807,252
13,745,528
Health Care REITs – 0.8%
157,714 Healthpeak Properties, Inc. REIT 3,468,131
Hotels, Restaurants & Leisure – 2.3%
12,669 Hilton Worldwide Holdings, Inc. 3,210,831
22,298 McDonald's Corp. 6,600,431
9,811,262
Household Products – 2.0%
48,262 Procter & Gamble Co. (The) 8,651,446
Industrial Conglomerates – 1.5%
28,122 Honeywell International, Inc. 6,550,458
Insurance – 3.3%
18,224 Allstate Corp. (The) 3,779,475
24,170 Marsh & McLennan Cos., Inc. 5,637,169
18,125 Progressive Corp. (The) 4,873,450
14,290,094
Interactive Media & Services – 2.9%
73,658 Alphabet, Inc., Class A 12,444,519
IT Services – 2.0%
11,318 Accenture PLC, Class A (Ireland) 4,101,304
20,390 International Business Machines
Corp. 4,636,890
8,738,194
Life Sciences Tools & Services – 1.4%
25,502 Danaher Corp. 6,112,574
Machinery – 3.4%
16,444 Caterpillar, Inc. 6,678,073
15,192 IDEX Corp. 3,503,731
16,570 Illinois Tool Works, Inc. 4,598,506
14,780,310
Media – 1.5%
56,710 New York Times Co. (The),
Class A 3,077,085
32,603 Omnicom Group, Inc. 3,417,446
6,494,531
Metals & Mining – 1.2%
80,489 Rio Tinto PLC ADR (Australia) 5,057,929
Multi-Utilities – 3.2%
47,810 Ameren Corp. 4,512,786
56,199 CMS Energy Corp. 3,917,632
38,143 Dominion Energy, Inc. 2,240,901
49,308 National Grid PLC ADR (United
Kingdom)
(a)
3,139,934
13,811,253

GOLDMAN SACHS EQUITY INCOME FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 7.3%
57,395 ConocoPhillips $ 6,218,174
36,814 EOG Resources, Inc. 4,905,834
107,497 Exxon Mobil Corp. 12,680,346
33,074 Phillips 66 4,431,255
51,804 Shell PLC ADR 3,353,791
31,589,400
Personal Care Products – 1.6%
293,021 Kenvue, Inc. 7,055,946
Pharmaceuticals – 4.1%
3,986 Eli Lilly & Co. 3,170,265
54,410 Johnson & Johnson 8,434,094
62,690 Merck & Co., Inc. 6,371,812
17,976,171
Residential REITs – 1.1%
20,679 AvalonBay Communities, Inc.
REIT 4,866,803
Retail REITs – 0.7%
41,403 Regency Centers Corp. REIT 3,129,653
Semiconductors & Semiconductor Equipment – 3.7%
4,296 KLA Corp. 2,779,641
80,246 Marvell Technology, Inc. 7,438,002
29,612 Texas Instruments, Inc. 5,952,900
16,170,543
Software – 3.1%
7,609 Microsoft Corp. 3,222,107
23,227 Oracle Corp. 4,293,279
18,804 Salesforce, Inc. 6,205,132
13,720,518
Specialized REITs – 1.6%
35,660 Digital Realty Trust, Inc. REIT 6,978,305
Specialty Retail – 1.2%
19,773 Lowe’s Cos., Inc. 5,386,758
Trading Companies & Distributors – 1.3%
70,132 Fastenal Co. 5,860,230
Water Utilities – 0.7%
21,432 American Water Works Co., Inc. 2,934,898
TOTAL COMMON STOCKS
(Cost $300,798,664)
430,529,522
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
2,948,450 4.541% $ 2,948,450
(Cost $2,948,450)
TOTAL INVESTMENTS – 99.7%
(Cost $303,747,114)
$ 433,477,972
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
1,158,607
NET ASSETS – 100.0%
$ 434,636,579
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS FOCUSED VALUE FUND
Schedule of Investments
November 30, 2024 (Unaudited)
You
**End swaps header**
Shares Description Value
aa
Common Stocks – 98.7%
Banks – 7.5%
59,304 Bank of America Corp. $ 2,817,533
22,638 Wells Fargo & Co. 1,724,336
4,541,869
Biotechnology – 2.1%
4,407 Amgen, Inc. 1,246,608
Capital Markets – 7.4%
16,632 Morgan Stanley 2,188,937
27,006 Nasdaq, Inc. 2,241,228
4,430,165
Construction Materials – 2.0%
1,988 Martin Marietta Materials, Inc. 1,192,800
Consumer Finance – 2.8%
5,484 American Express Co. 1,670,865
Diversified Telecommunication Services – 4.2%
110,107 AT&T, Inc. 2,550,078
Electric Utilities – 2.3%
17,363 NextEra Energy, Inc. 1,365,947
Electrical Equipment – 5.4%
9,699 GE Vernova, Inc.* 3,240,630
Ground Transportation – 2.8%
7,556 Old Dominion Freight Line, Inc. 1,701,158
Health Care Equipment & Supplies – 3.0%
15,230 Abbott Laboratories 1,808,867
Hotels, Restaurants & Leisure – 2.8%
5,753 McDonald's Corp. 1,702,946
Industrial Conglomerates – 3.9%
9,956 Honeywell International, Inc. 2,319,051
Insurance – 2.3%
6,055 Marsh & McLennan Cos., Inc. 1,412,208
Interactive Media & Services – 2.4%
8,729 Alphabet, Inc., Class A 1,474,765
Life Sciences Tools & Services – 5.2%
13,067 Danaher Corp. 3,132,029
Machinery – 4.0%
5,997 Caterpillar, Inc. 2,435,442
Metals & Mining – 2.2%
30,162 Freeport-McMoRan, Inc. 1,333,160
Multi-Utilities – 4.1%
26,363 Ameren Corp. 2,488,404
Oil, Gas & Consumable Fuels – 5.8%
29,438 Exxon Mobil Corp. 3,472,506
Personal Care Products – 3.0%
76,127 Kenvue, Inc. 1,833,138
Pharmaceuticals – 2.4%
13,959 Merck & Co., Inc. 1,418,793
Residential REITs – 2.8%
7,108 AvalonBay Communities, Inc.
REIT 1,672,868
Shares Description Value
aa
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 5.8%
21,399 Marvell Technology, Inc. $ 1,983,473
7,638 Texas Instruments, Inc. 1,535,467
3,518,940
Software – 5.0%
9,128 Salesforce, Inc. 3,012,149
Specialty Retail – 5.1%
11,167 Lowe’s Cos., Inc. 3,042,226
Textiles, Apparel & Luxury Goods – 2.4%
18,263 NIKE, Inc., Class B 1,438,576
TOTAL COMMON STOCKS
(Cost $45,651,397)
59,456,188
Shares Dividend Rate Value
aa
Investment Company – 1.1%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
672,494 4.541% 672,494
(Cost $672,494)
TOTAL INVESTMENTS – 99.8%
(Cost $46,323,891)
$ 60,128,682
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
127,767
NET ASSETS – 100.0%
$ 60,256,449
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.1%
Aerospace & Defense – 2.8%
32,771 Boeing Co. (The)* $ 5,093,924
44,652 General Electric Co. 8,133,809
13,227,733
Air Freight & Logistics – 1.0%
35,332 United Parcel Service, Inc.,
Class B 4,795,259
Banks – 8.4%
251,605 Bank of America Corp. 11,953,754
70,082 JPMorgan Chase & Co. 17,500,877
143,220 Wells Fargo & Co. 10,909,067
40,363,698
Beverages – 1.4%
106,805 Coca-Cola Co. (The) 6,844,064
Biotechnology – 2.0%
19,774 AbbVie, Inc. 3,617,258
19,030 Amgen, Inc. 5,383,016
8,127 BioMarin Pharmaceutical, Inc.* 536,626
9,536,900
Capital Markets – 5.8%
7,751 Blackrock, Inc. 7,927,723
19,030 Blackstone, Inc. 3,636,443
69,944 Morgan Stanley 9,205,330
81,672 Nasdaq, Inc. 6,777,959
27,547,455
Chemicals – 2.8%
14,793 Linde PLC 6,819,425
16,591 Sherwin-Williams Co. (The) 6,593,263
13,412,688
Commercial Services & Supplies – 0.6%
15,218 Waste Connections, Inc. 2,929,008
Construction Materials – 1.3%
10,494 Martin Marietta Materials, Inc. 6,296,400
Consumer Finance – 2.2%
33,990 American Express Co. 10,356,073
Consumer Staples Distribution & Retail – 2.3%
118,537 Walmart, Inc. 10,964,673
Containers & Packaging – 0.6%
48,754 Ball Corp. 3,030,549
Diversified Telecommunication Services – 1.8%
373,516 AT&T, Inc. 8,650,631
Electric Utilities – 2.5%
136,073 Exelon Corp. 5,383,048
85,236 NextEra Energy, Inc. 6,705,516
12,088,564
Electrical Equipment – 4.0%
23,349 Eaton Corp. PLC 8,765,681
30,307 GE Vernova, Inc.* 10,126,175
18,891,856
Financial Services – 4.3%
22,471 Berkshire Hathaway, Inc., Class
B* 10,853,942
Shares Description Value
aa
Common Stocks – (continued)
Financial Services – (continued)
38,252 Fidelity National Information
Services, Inc. $ 3,262,895
19,484 Visa, Inc., Class A 6,139,019
20,255,856
Ground Transportation – 2.0%
28,983 Old Dominion Freight Line, Inc. 6,525,233
5,399 Saia, Inc.* 3,072,463
9,597,696
Health Care Equipment & Supplies – 4.1%
71,215 Abbott Laboratories 8,458,205
80,186 Boston Scientific Corp.* 7,269,663
38,380 Cooper Cos., Inc. (The)* 4,009,175
19,737,043
Health Care Providers & Services – 2.4%
11,427 Humana, Inc. 3,386,734
13,268 UnitedHealth Group, Inc. 8,096,134
11,482,868
Hotels, Restaurants & Leisure – 1.9%
30,612 McDonald's Corp. 9,061,458
Household Durables – 0.6%
17,006 Lennar Corp., Class A 2,965,676
Industrial Conglomerates – 3.2%
49,230 3M Co. 6,573,682
36,967 Honeywell International, Inc. 8,610,723
15,184,405
Industrial REITs – 1.2%
47,485 Prologis, Inc. REIT 5,545,298
Insurance – 3.2%
27,042 Allstate Corp. (The) 5,608,240
21,450 Marsh & McLennan Cos., Inc. 5,002,784
18,278 Travelers Cos., Inc. (The) 4,862,679
15,473,703
Interactive Media & Services – 1.7%
47,056 Alphabet, Inc., Class A 7,950,111
IT Services – 1.2%
16,345 Accenture PLC, Class A (Ireland) 5,922,938
Life Sciences Tools & Services – 2.5%
37,438 Danaher Corp. 8,973,514
5,749 Thermo Fisher Scientific, Inc. 3,044,843
12,018,357
Machinery – 3.2%
21,753 Caterpillar, Inc. 8,834,111
22,889 Illinois Tool Works, Inc. 6,352,155
15,186,266
Metals & Mining – 1.3%
141,702 Freeport-McMoRan, Inc. 6,263,228
Multi-Utilities – 2.9%
85,283 Ameren Corp. 8,049,862
83,643 CMS Energy Corp. 5,830,754
13,880,616

GOLDMAN SACHS LARGE CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 6.3%
20,033 Cheniere Energy, Inc. $ 4,487,592
47,551 EOG Resources, Inc. 6,336,646
135,814 Exxon Mobil Corp. 16,020,620
23,365 Phillips 66 3,130,443
29,975,301
Personal Care Products – 1.6%
325,683 Kenvue, Inc. 7,842,447
Pharmaceuticals – 3.8%
31,702 AstraZeneca PLC ADR (United
Kingdom) 2,143,689
63,155 Johnson & Johnson 9,789,657
60,018 Merck & Co., Inc. 6,100,229
18,033,575
Residential REITs – 1.1%
23,492 AvalonBay Communities, Inc.
REIT 5,528,842
Semiconductors & Semiconductor Equipment – 4.1%
12,676 Enphase Energy, Inc.* 904,433
84,167 Marvell Technology, Inc. 7,801,439
40,450 Micron Technology, Inc. 3,962,078
33,740 Texas Instruments, Inc. 6,782,752
19,450,702
Software – 2.6%
75,544 Dynatrace, Inc.* 4,244,817
24,558 Salesforce, Inc. 8,103,895
12,348,712
Specialized REITs – 1.5%
14,822 American Tower Corp. REIT 3,097,798
24,701 Extra Space Storage, Inc. REIT 4,222,883
7,320,681
Specialty Retail – 1.8%
31,285 Lowe’s Cos., Inc. 8,522,973
Textiles, Apparel & Luxury Goods – 1.1%
67,572 NIKE, Inc., Class B 5,322,646
TOTAL COMMON STOCKS
(Cost $339,383,714)
473,806,949
Shares Dividend Rate Value
aa
Investment Company – 0.7%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
3,200,900 4.541% 3,200,900
(Cost $3,200,900)
TOTAL INVESTMENTS – 99.8%
(Cost $342,584,614)
$ 477,007,849
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.2%
1,158,068
NET ASSETS – 100.0%
$ 478,165,917
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.9%
Aerospace & Defense – 2.8%
10,501 Axon Enterprise, Inc.* $ 6,793,727
58,173 L3Harris Technologies, Inc. 14,325,101
75,882 Woodward, Inc. 13,683,042
34,801,870
Banks – 5.5%
253,538 Citizens Financial Group, Inc. 12,205,319
137,015 East West Bancorp, Inc. 15,027,805
689,641 Huntington Bancshares, Inc. 12,420,435
68,868 M&T Bank Corp. 15,150,271
100,449 Pinnacle Financial Partners, Inc. 12,768,073
67,571,903
Beverages – 1.1%
179,087 Coca-Cola Europacific Partners
PLC (United Kingdom) 13,893,569
Biotechnology – 1.3%
51,579 Biogen, Inc.* 8,285,135
610,009 Roivant Sciences Ltd.* 7,753,214
16,038,349
Capital Markets – 2.8%
204,839 Nasdaq, Inc. 16,999,589
99,679 Raymond James Financial, Inc. 16,873,661
33,873,250
Chemicals – 3.0%
112,513 Ashland, Inc. 8,782,765
57,027 Celanese Corp. 4,174,947
129,772 RPM International, Inc. 18,009,758
44,041 Westlake Corp. 5,654,864
36,622,334
Commercial Services & Supplies – 0.6%
40,063 Waste Connections, Inc. 7,710,926
Construction & Engineering – 0.5%
11,763 Comfort Systems USA, Inc. 5,802,335
Construction Materials – 1.4%
27,914 Martin Marietta Materials, Inc. 16,748,400
Consumer Staples Distribution & Retail – 1.9%
127,378 BJ's Wholesale Club Holdings,
Inc.* 12,266,501
121,470 Performance Food Group Co.* 10,718,513
22,985,014
Containers & Packaging – 2.0%
51,381 Avery Dennison Corp. 10,581,917
219,801 Ball Corp. 13,662,830
24,244,747
Electric Utilities – 3.0%
189,437 Exelon Corp. 7,494,128
32,348 NRG Energy, Inc. 3,286,880
638,474 PG&E Corp. 13,810,193
350,227 PPL Corp. 12,233,429
36,824,630
Electrical Equipment – 5.1%
112,530 AMETEK, Inc. 21,873,581
83,140 GE Vernova, Inc.* 27,778,737
Shares Description Value
aa
Common Stocks – (continued)
Electrical Equipment – (continued)
42,591 Rockwell Automation, Inc. $ 12,570,308
62,222,626
Electronic Equipment, Instruments & Components – 1.9%
52,562 Keysight Technologies, Inc.* 8,979,692
36,702 Zebra Technologies Corp., Class
A* 14,937,714
23,917,406
Entertainment – 1.1%
79,430 Electronic Arts, Inc. 13,000,308
Financial Services – 3.0%
166,798 Equitable Holdings, Inc. 8,044,668
326,045 Fidelity National Information
Services, Inc. 27,811,638
35,856,306
Food Products – 0.6%
89,562 Lamb Weston Holdings, Inc. 6,917,769
Ground Transportation – 1.2%
31,845 Old Dominion Freight Line, Inc. 7,169,583
13,536 Saia, Inc.* 7,703,067
14,872,650
Health Care Equipment & Supplies – 1.4%
166,273 Cooper Cos., Inc. (The)* 17,368,878
Health Care Providers & Services – 1.9%
58,632 Cencora, Inc. 14,748,880
30,691 Humana, Inc. 9,096,198
23,845,078
Health Care REITs – 1.3%
92,170 Alexandria Real Estate Equities,
Inc. REIT 10,159,899
97,872 Ventas, Inc. REIT 6,270,659
16,430,558
Hotels, Restaurants & Leisure – 2.1%
11,860 Domino's Pizza, Inc. 5,647,613
120,029 Red Rock Resorts, Inc., Class A 6,012,253
58,705 Royal Caribbean Cruises Ltd. 14,327,542
25,987,408
Household Durables – 1.3%
94,859 Lennar Corp., Class A 16,542,461
Insurance – 7.3%
109,536 Allstate Corp. (The) 22,716,671
62,540 American Financial Group, Inc. 9,184,624
98,335 Arch Capital Group Ltd. 9,904,301
28,333 Arthur J Gallagher & Co. 8,846,696
60,271 Globe Life, Inc. 6,704,546
108,365 Prudential Financial, Inc. 14,023,515
242,083 Unum Group 18,616,183
89,996,536
Life Sciences Tools & Services – 2.3%
41,375 Agilent Technologies, Inc. 5,708,508
10,884 Mettler-Toledo International,
Inc.* 13,618,061

GOLDMAN SACHS MID CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
25,541 West Pharmaceutical Services,
Inc. $ 8,318,193
27,644,762
Machinery – 5.0%
229,788 Fortive Corp. 18,229,082
50,148 IDEX Corp. 11,565,633
147,797 Ingersoll Rand, Inc. 15,396,013
62,685 ITT, Inc. 9,786,382
54,706 Xylem, Inc. 6,933,986
61,911,096
Media – 0.8%
90,691 Omnicom Group, Inc. 9,506,231
Metals & Mining – 2.0%
166,441 Steel Dynamics, Inc. 24,178,884
Multi-Utilities – 6.7%
129,999 Ameren Corp. 12,270,606
520,240 CenterPoint Energy, Inc. 16,970,229
208,193 CMS Energy Corp. 14,513,134
612,122 NiSource, Inc. 23,315,727
163,818 Public Service Enterprise Group,
Inc. 15,448,037
82,517,733
Oil, Gas & Consumable Fuels – 6.3%
113,788 ConocoPhillips 12,327,792
88,423 Diamondback Energy, Inc. 15,703,041
117,660 DT Midstream, Inc. 12,486,079
113,470 Expand Energy Corp. 11,228,991
474,070 Permian Resources Corp. 7,423,936
134,776 Phillips 66 18,057,289
77,227,128
Passenger Airlines – 2.4%
298,175 United Airlines Holdings, Inc.* 28,872,285
Personal Care Products – 0.4%
199,602 Kenvue, Inc. 4,806,416
Residential REITs – 3.3%
183,690 American Homes 4 Rent, Class
A REIT 7,033,490
95,242 AvalonBay Communities, Inc.
REIT 22,415,205
164,657 Equity LifeStyle Properties, Inc.
REIT 11,744,984
41,193,679
Semiconductors & Semiconductor Equipment – 2.9%
282,764 Marvell Technology, Inc. 26,209,395
86,398 MKS Instruments, Inc. 9,818,269
36,027,664
Software – 1.8%
193,867 Dynatrace, Inc.* 10,893,387
199,172 Klaviyo, Inc., Class A* 7,397,248
9,643 MicroStrategy, Inc., Class A* 3,736,373
22,027,008
Specialized REITs – 4.1%
66,964 Digital Realty Trust, Inc. REIT 13,104,185
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – (continued)
84,358 Extra Space Storage, Inc. REIT $ 14,421,844
679,120 VICI Properties, Inc. REIT 22,146,103
49,672,132
Specialty Retail – 3.7%
464,868 Foot Locker, Inc.* 11,691,430
84,235 Ross Stores, Inc. 13,045,475
31,772 Ulta Beauty, Inc.* 12,284,326
185,820 Wayfair, Inc., Class A* 8,592,317
45,613,548
Technology Hardware, Storage & Peripherals – 1.2%
713,902 Hewlett Packard Enterprise Co. 15,149,000
Trading Companies & Distributors – 2.9%
190,302 Fastenal Co. 15,901,635
23,267 United Rentals, Inc. 20,149,222
36,050,857
TOTAL COMMON STOCKS
(Cost $891,973,648)
1,226,473,734
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
359,918 4.541% 359,918
(Cost $359,918)
TOTAL INVESTMENTS – 99.9%
(Cost $892,333,566)
$ 1,226,833,652
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
1,587,540
NET ASSETS – 100.0%
$ 1,228,421,192
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.3%
Aerospace & Defense – 2.1%
57,516 Cadre Holdings, Inc. $ 1,920,459
283,974 Kratos Defense & Security
Solutions, Inc.* 7,692,856
31,727 Moog, Inc., Class A 7,020,233
130,787 V2X, Inc.* 7,879,917
24,513,465
Automobile Components – 1.1%
56,559 Patrick Industries, Inc. 7,600,964
95,393 Phinia, Inc. 5,349,639
12,950,603
Banks – 19.4%
288,295 Amerant Bancorp, Inc. 7,169,897
239,614 Ameris Bancorp 16,840,072
280,968 Atlantic Union Bankshares Corp. 11,921,472
478,943 Banc of California, Inc. 8,252,188
156,848 Banner Corp. 11,699,292
112,119 Community Financial System,
Inc. 7,761,998
238,646 ConnectOne Bancorp, Inc. 6,562,765
352,004 CVB Financial Corp. 8,243,934
625,469 Eastern Bankshares, Inc. 11,658,742
162,296 FB Financial Corp. 9,161,609
145,669 First Financial Bankshares, Inc. 6,071,484
204,273 First Merchants Corp. 8,936,944
186,538 Glacier Bancorp, Inc. 10,798,685
495,940 Home BancShares, Inc. 15,751,054
156,690 MidWestOne Financial Group,
Inc. 5,162,935
187,624 Origin Bancorp, Inc. 6,446,761
278,473 Pacific Premier Bancorp, Inc. 7,908,633
99,151 Pinnacle Financial Partners, Inc. 12,603,084
288,063 Renasant Corp. 10,836,930
127,954 SouthState Corp. 14,163,228
167,167 TriCo Bancshares 8,080,853
113,585 UMB Financial Corp. 14,253,782
938,886 Valley National Bancorp 9,989,747
230,276,089
Beverages – 0.8%
348,984 Primo Brands Corp., Class A 9,953,024
Biotechnology – 2.9%
45,681 Agios Pharmaceuticals, Inc.* 2,712,994
89,137 Alkermes PLC* 2,586,756
17,630 Blueprint Medicines Corp.* 1,699,179
45,127 CG oncology, Inc.* 1,568,163
29,978 Crinetics Pharmaceuticals, Inc.* 1,714,742
96,391 Cytokinetics, Inc.* 4,998,837
78,917 Intellia Therapeutics, Inc.* 1,232,683
4,042 Madrigal Pharmaceuticals, Inc.* 1,326,544
132,548 Myriad Genetics, Inc.* 2,156,556
68,776 REVOLUTION Medicines, Inc.* 3,978,692
81,155 Syndax Pharmaceuticals, Inc.* 1,356,912
34,603 Ultragenyx Pharmaceutical, Inc.* 1,648,141
144,545 Veracyte, Inc.* 6,208,208
39,484 Xenon Pharmaceuticals, Inc.
(Canada)* 1,683,203
34,871,610
Shares Description Value
aa
Common Stocks – (continued)
Broadline Retail – 0.3%
30,348 Ollie's Bargain Outlet Holdings,
Inc.* $ 3,002,935
Building Products – 1.4%
100,931 AZZ, Inc. 9,400,713
390,463 Masterbrand, Inc.* 6,755,010
16,155,723
Capital Markets – 3.2%
220,801 Marex Group PLC (United
Kingdom) 6,465,053
470,067 Perella Weinberg Partners 12,066,620
27,182 Piper Sandler Cos. 9,323,154
92,845 Stifel Financial Corp. 10,751,451
38,606,278
Chemicals – 2.6%
858,464 Arcadium Lithium PLC
(Argentina)* 4,506,936
151,897 Avient Corp. 7,784,721
240,939 Element Solutions, Inc. 6,910,131
115,423 HB Fuller Co. 8,874,874
227,281 Tronox Holdings PLC 2,750,100
30,826,762
Commercial Services & Supplies – 0.9%
319,541 BrightView Holdings, Inc.* 5,464,151
48,114 VSE Corp. 5,641,848
11,105,999
Communications Equipment – 0.3%
89,343 Digi International, Inc.* 2,967,974
Construction & Engineering – 2.2%
142,915 Arcosa, Inc. 15,526,286
73,071 Granite Construction, Inc. 7,261,065
23,462 MYR Group, Inc.* 3,704,650
26,492,001
Construction Materials – 0.8%
46,522 Knife River Corp.* 4,815,027
101,819 Summit Materials, Inc., Class A* 5,186,660
10,001,687
Consumer Finance – 1.2%
187,567 Encore Capital Group, Inc.* 9,225,483
47,319 FirstCash Holdings, Inc. 5,151,146
14,376,629
Containers & Packaging – 0.7%
70,722 Greif, Inc., Class A 5,023,384
256,265 O-I Glass, Inc.* 3,228,939
8,252,323
Diversified Consumer Services – 0.5%
237,767 KinderCare Learning Cos.,
Inc.*
(a)
5,656,477
Electric Utilities – 2.5%
79,334 IDACORP, Inc. 9,398,699
38,745 MGE Energy, Inc. 4,040,328
331,436 TXNM Energy, Inc. 16,256,936
29,695,963

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – 3.1%
49,944 Advanced Energy Industries, Inc. $ 5,745,558
534,601 Knowles Corp.* 10,403,335
34,255 Rogers Corp.* 3,548,133
88,250 Sanmina Corp.* 7,007,933
425,348 TTM Technologies, Inc.* 10,369,984
37,074,943
Energy Equipment & Services – 1.7%
137,475 Archrock, Inc. 3,522,110
212,869 Kodiak Gas Services, Inc. 8,608,422
94,700 Noble Corp. PLC 3,169,609
551,965 Patterson-UTI Energy, Inc. 4,636,506
19,936,647
Financial Services – 2.5%
382,355 MGIC Investment Corp. 10,040,642
88,267 Mr Cooper Group, Inc.* 8,709,305
103,677 PennyMac Financial Services,
Inc. 11,106,917
29,856,864
Food Products – 1.0%
32,958 Cal-Maine Foods, Inc. 3,217,030
18,025 Lancaster Colony Corp. 3,349,766
293,770 Utz Brands, Inc. 5,114,536
11,681,332
Gas Utilities – 0.5%
41,586 Chesapeake Utilities Corp. 5,478,956
Ground Transportation – 0.3%
210,764 Marten Transport Ltd. 3,663,078
Health Care Equipment & Supplies – 2.1%
50,593 Enovis Corp.* 2,469,444
76,476 Globus Medical, Inc., Class A* 6,547,110
42,218 Integer Holdings Corp.* 5,931,629
49,156 Merit Medical Systems, Inc.* 5,107,309
124,503 QuidelOrtho Corp.* 5,104,623
25,160,115
Health Care Providers & Services – 1.4%
97,410 Acadia Healthcare Co., Inc.* 3,957,768
565,804 NeoGenomics, Inc.* 10,031,705
128,984 Surgery Partners, Inc.* 3,074,979
17,064,452
Health Care REITs – 0.0%
29,136 Healthcare Realty Trust, Inc.
REIT 533,771
Hotel & Resort REITs – 1.5%
521,323 Apple Hospitality REIT, Inc.
REIT 8,398,514
180,075 Pebblebrook Hotel Trust REIT 2,494,039
662,428 RLJ Lodging Trust REIT 6,763,390
17,655,943
Hotels, Restaurants & Leisure – 1.8%
250,821 International Game Technology
PLC 4,823,288
269,935 Krispy Kreme, Inc. 2,974,684
83,275 Red Rock Resorts, Inc., Class A 4,171,245
81,582 Travel + Leisure Co. 4,557,986
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
47,844 Wyndham Hotels & Resorts, Inc. $ 4,697,324
21,224,527
Household Durables – 3.8%
14,183 Installed Building Products, Inc. 3,244,220
124,285 La-Z-Boy, Inc. 5,626,382
69,092 M/I Homes, Inc.* 11,402,253
88,677 Meritage Homes Corp. 16,943,514
195,957 Tri Pointe Homes, Inc.* 8,530,008
45,746,377
Independent Power and Renewable Electricity Producers – 0.7%
96,836 Ormat Technologies, Inc. 7,903,754
Industrial REITs – 1.6%
285,526 STAG Industrial, Inc. REIT 10,504,502
136,552 Terreno Realty Corp. REIT 8,279,148
18,783,650
Insurance – 4.4%
774,556 Abacus Life, Inc.* 6,335,868
173,808 CNO Financial Group, Inc. 6,934,939
49,235 Hanover Insurance Group, Inc.
(The) 8,124,267
36,380 HCI Group, Inc. 4,433,631
152,855 Kemper Corp. 10,927,604
193,081 Skyward Specialty Insurance
Group, Inc.* 10,447,613
133,264 TWFG, Inc.* 4,705,552
51,909,474
IT Services – 1.1%
142,879 ASGN, Inc.* 13,080,572
Life Sciences Tools & Services – 0.2%
350,985 Maravai LifeSciences Holdings,
Inc., Class A* 1,990,085
Machinery – 5.8%
61,762 Enpro, Inc. 11,679,194
117,575 ESCO Technologies, Inc. 17,449,306
45,787 Federal Signal Corp. 4,460,112
609,532 Gates Industrial Corp. PLC* 13,507,229
96,743 REV Group, Inc. 3,000,968
27,737 SPX Technologies, Inc.* 4,893,916
38,725 Standex International Corp. 8,050,540
113,923 Terex Corp. 6,241,841
69,283,106
Media – 0.7%
21,650 Nexstar Media Group, Inc. 3,693,273
224,571 TEGNA, Inc. 4,215,198
7,908,471
Metals & Mining – 1.8%
27,290 Arch Resources, Inc. 4,691,697
172,106 Commercial Metals Co. 10,617,219
299,617 Constellium SE* 3,673,305
34,882 Warrior Met Coal, Inc. 2,452,902
21,435,123
Mortgage Real Estate Investment Trusts (REITs) – 0.8%
495,873 Ladder Capital Corp. REIT 5,881,054

GOLDMAN SACHS SMALL CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
533,931 Redwood Trust, Inc. REIT $ 3,822,946
9,704,000
Office REITs – 1.1%
246,838 Cousins Properties, Inc. REIT 7,834,638
132,847 Highwoods Properties, Inc. REIT 4,312,214
12,146,852
Oil, Gas & Consumable Fuels – 5.1%
64,467 California Resources Corp. 3,813,868
75,593 Civitas Resources, Inc. 3,921,765
231,001 Crescent Energy Co., Class A 3,434,985
180,187 Delek US Holdings, Inc. 3,432,562
404,318 DHT Holdings, Inc. 3,808,675
76,148 Dorian LPG Ltd. 1,863,341
43,972 Gulfport Energy Corp.* 7,730,278
140,151 Magnolia Oil & Gas Corp.,
Class A 3,887,789
91,685 Matador Resources Co. 5,502,017
123,588 Murphy Oil Corp. 4,012,902
96,145 PBF Energy, Inc., Class A 3,027,606
162,535 Peabody Energy Corp. 3,876,460
78,636 Scorpio Tankers, Inc. (Monaco) 3,983,700
190,631 SM Energy Co. 8,614,615
60,910,563
Pharmaceuticals – 0.2%
26,939 Intra-Cellular Therapies, Inc.* 2,307,325
Real Estate Management & Development – 1.3%
302,128 Cushman & Wakefield PLC* 4,622,558
686,676 Newmark Group, Inc., Class A 10,629,745
15,252,303
Residential REITs – 0.8%
454,916 Independence Realty Trust, Inc.
REIT 9,935,365
Retail REITs – 3.0%
360,139 Acadia Realty Trust REIT 9,309,593
79,509 Agree Realty Corp. REIT 6,106,291
442,962 Curbline Properties Corp. REIT* 10,746,258
266,088 Tanger, Inc. REIT 9,837,273
35,999,415
Semiconductors & Semiconductor Equipment – 1.6%
38,794 Ambarella, Inc.* 2,775,711
33,609 Axcelis Technologies, Inc.* 2,495,132
134,329 Cohu, Inc.* 3,546,286
114,553 Semtech Corp.* 7,335,974
28,118 Synaptics, Inc.* 2,256,188
18,409,291
Software – 0.3%
96,597 Tenable Holdings, Inc.* 4,055,142
Specialty Retail – 2.4%
29,660 AutoNation, Inc.* 5,305,877
232,198 Foot Locker, Inc.* 5,839,780
26,833 Group 1 Automotive, Inc. 11,425,491
153,118 Valvoline, Inc.* 6,080,316
28,651,464
Shares Description Value
aa
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.4%
49,916 Crocs, Inc.* $ 5,271,130
Trading Companies & Distributors – 2.2%
94,559 Beacon Roofing Supply, Inc.* 10,687,058
50,536 Boise Cascade Co. 7,459,114
60,795 H&E Equipment Services, Inc. 3,631,893
305,202 MRC Global, Inc.* 4,263,672
26,041,737
Wireless Telecommunication Services – 0.2%
82,695 Telephone and Data Systems,
Inc. 2,826,515
TOTAL COMMON STOCKS
(Cost $812,308,327)
1,168,587,884
a
Exchange-Traded Fund – 1.0%
66,596 iShares Russell 2000 Value ETF
(Cost $10,255,702)
12,009,257
Shares Dividend Rate Value
aa
Investment Company – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
232,054 4.541% 232,054
(Cost $232,054)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $ 822,796,083 )
1,180,829,195
a
Securities Lending Reinvestment Vehicle – 0.2%
(b)
Goldman Sachs Financial Square Government
Fund – Institutional Shares
2,747,400 4.541% 2,747,400
(Cost $2,747,400)
TOTAL INVESTMENTS – 99.5%
(Cost $825,543,483)
$ 1,183,576,595
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
5,498,102
NET ASSETS – 100.0%
$ 1,189,074,697
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – 97.5%
Aerospace & Defense – 1.8%
5,561 Curtiss-Wright Corp. $ 2,077,757
3,790 Moog, Inc., Class A 838,613
2,916,370
Automobiles – 0.2%
19,962 Rivian Automotive, Inc., Class
A* 244,135
Banks – 9.3%
26,804 East West Bancorp, Inc. 2,939,863
36,374 Pacific Premier Bancorp, Inc. 1,033,022
15,189 Pinnacle Financial Partners, Inc. 1,930,674
30,324 Prosperity Bancshares, Inc. 2,539,028
18,199 SouthState Corp. 2,014,447
41,685 Webster Financial Corp. 2,575,299
14,421 Wintrust Financial Corp. 1,990,242
15,022,575
Biotechnology – 1.0%
4,041 Crinetics Pharmaceuticals, Inc.* 231,145
6,214 Cytokinetics, Inc.* 322,258
7,187 Exact Sciences Corp.* 446,169
1,542 United Therapeutics Corp.* 571,296
1,570,868
Broadline Retail – 0.3%
5,663 Ollie's Bargain Outlet Holdings,
Inc.* 560,354
Building Products – 0.5%
5,675 Advanced Drainage Systems,
Inc. 767,771
Capital Markets – 3.9%
5,001 Evercore, Inc., Class A 1,539,808
34,401 Jefferies Financial Group, Inc. 2,722,495
17,266 Stifel Financial Corp. 1,999,403
6,261,706
Chemicals – 2.0%
17,839 HB Fuller Co. 1,371,640
13,183 RPM International, Inc. 1,829,537
3,201,177
Construction & Engineering – 2.7%
13,011 AECOM 1,521,897
15,624 Arcosa, Inc. 1,697,391
7,867 MasTec, Inc.* 1,133,320
4,352,608
Consumer Finance – 1.7%
20,317 Encore Capital Group, Inc.* 999,291
5,922 FirstCash Holdings, Inc. 644,669
19,428 OneMain Holdings, Inc. 1,114,196
2,758,156
Consumer Staples Distribution & Retail – 1.5%
14,389 BJ's Wholesale Club Holdings,
Inc.* 1,385,661
2,422 Casey's General Stores, Inc. 1,019,396
2,405,057
Containers & Packaging – 2.5%
3,979 Avery Dennison Corp. 819,475
Shares Description Value
aa
Common Stocks – (continued)
Containers & Packaging – (continued)
22,213 Crown Holdings, Inc. $ 2,045,595
38,883 Graphic Packaging Holding Co. 1,169,990
4,035,060
Diversified Telecommunication Services – –%
3,739 GCI Liberty, Inc., Class A*
(a)
—
Electric Utilities – 2.4%
14,670 IDACORP, Inc. 1,737,955
41,620 TXNM Energy, Inc. 2,041,461
3,779,416
Electrical Equipment – 2.6%
19,633 nVent Electric PLC 1,537,460
12,491 Regal Rexnord Corp. 2,157,321
14,174 Sensata Technologies Holding
PLC 455,552
4,150,333
Electronic Equipment, Instruments & Components – 5.9%
19,765 Coherent Corp.* 1,979,662
28,512 Flex Ltd.* 1,111,112
5,984 Jabil, Inc. 812,807
53,832 Knowles Corp.* 1,047,571
12,466 Sanmina Corp.* 989,925
19,207 TD SYNNEX Corp. 2,285,441
2,963 Zebra Technologies Corp., Class
A* 1,205,941
9,432,459
Energy Equipment & Services – 1.1%
19,135 Noble Corp. PLC 640,449
37,679 TechnipFMC PLC (United
Kingdom) 1,181,990
1,822,439
Financial Services – 3.5%
67,345 MGIC Investment Corp. 1,768,480
13,390 Mr Cooper Group, Inc.* 1,321,191
14,433 PennyMac Financial Services,
Inc. 1,546,207
11,910 Voya Financial, Inc. 988,530
5,624,408
Ground Transportation – 1.0%
2,837 Saia, Inc.* 1,614,480
Health Care Equipment & Supplies – 2.6%
19,116 Enovis Corp.* 933,052
18,585 Globus Medical, Inc., Class A* 1,591,062
17,649 QuidelOrtho Corp.* 723,609
4,740 Teleflex, Inc. 914,109
4,161,832
Health Care Providers & Services – 1.8%
20,533 Acadia Healthcare Co., Inc.* 834,256
55,651 NeoGenomics, Inc.* 986,692
7,284 Tenet Healthcare Corp.* 1,039,281
2,860,229
Hotels, Restaurants & Leisure – 1.6%
7,459 Churchill Downs, Inc.* 1,059,999

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
14,695 Wyndham Hotels & Resorts, Inc. $ 1,442,755
2,502,754
Household Durables – 3.2%
8,852 Meritage Homes Corp. 1,691,352
13,226 Toll Brothers, Inc. 2,184,538
3,377 TopBuild Corp.* 1,319,191
5,195,081
Industrial REITs – 1.0%
45,795 STAG Industrial, Inc. REIT 1,684,798
Insurance – 4.9%
11,823 American Financial Group, Inc. 1,736,326
30,555 CNO Financial Group, Inc. 1,219,145
3,088 Everest Group Ltd. 1,196,785
8,713 Globe Life, Inc. 969,234
24,111 Kemper Corp. 1,723,695
9,511 Selective Insurance Group, Inc. 970,978
7,816,163
IT Services – 1.0%
18,264 ASGN, Inc.* 1,672,069
Leisure Products – 0.5%
10,893 Brunswick Corp. 876,995
Life Sciences Tools & Services – 1.2%
15,965 Bio-Techne Corp. 1,203,123
11,813 Bruker Corp. 684,563
1,887,686
Machinery – 6.3%
9,589 Crane Co. 1,745,965
13,688 Esab Corp. 1,766,847
129,011 Gates Industrial Corp. PLC* 2,858,884
10,633 Oshkosh Corp. 1,208,015
16,219 Pentair PLC 1,767,709
4,572 SPX Technologies, Inc.* 806,683
10,154,103
Media – 1.0%
5,366 Nexstar Media Group, Inc. 915,386
12,517 Sirius XM Holdings, Inc. 337,333
18,118 TEGNA, Inc. 340,075
1,592,794
Metals & Mining – 2.8%
14,784 ATI, Inc.* 889,553
20,828 Commercial Metals Co. 1,284,879
5,057 Reliance, Inc. 1,624,511
5,044 Royal Gold, Inc. 737,736
4,536,679
Mortgage Real Estate Investment Trusts (REITs) – 1.2%
54,012 Annaly Capital Management,
Inc. REIT 1,076,459
76,245 Ladder Capital Corp. REIT 904,266
1,980,725
Multi-Utilities – 1.0%
44,179 NiSource, Inc. 1,682,778
Shares Description Value
aa
Common Stocks – (continued)
Office REITs – 0.7%
32,780 Highwoods Properties, Inc. REIT $ 1,064,039
Oil, Gas & Consumable Fuels – 4.1%
8,560 Chord Energy Corp. 1,091,571
26,084 EQT Corp. 1,185,257
24,239 HF Sinclair Corp. 992,102
92,709 Permian Resources Corp. 1,451,823
53,586 Range Resources Corp. 1,915,164
6,635,917
Pharmaceuticals – 0.4%
6,560 Catalent, Inc.* 400,882
1,874 Intra-Cellular Therapies, Inc.* 160,508
561,390
Professional Services – 1.8%
1,922 CACI International, Inc., Class
A* 883,889
30,808 KBR, Inc. 1,874,051
2,757,940
Real Estate Management & Development – 1.4%
52,683 Cushman & Wakefield PLC* 806,050
5,147 Jones Lang LaSalle, Inc.* 1,444,248
2,250,298
Residential REITs – 2.5%
40,715 American Homes 4 Rent, Class
A REIT 1,558,977
19,206 Equity LifeStyle Properties, Inc.
REIT 1,369,964
47,621 Independence Realty Trust, Inc.
REIT 1,040,042
3,968,983
Retail REITs – 2.5%
42,094 Curbline Properties Corp. REIT* 1,021,201
36,230 Regency Centers Corp. REIT 2,738,626
20,008 SITE Centers Corp. REIT 310,524
4,070,351
Semiconductors & Semiconductor Equipment – 2.5%
4,962 Axcelis Technologies, Inc.* 368,379
7,252 MACOM Technology Solutions
Holdings, Inc.* 963,210
9,334 MKS Instruments, Inc. 1,060,716
26,194 Semtech Corp.* 1,677,464
4,069,769
Software – 0.3%
11,753 Tenable Holdings, Inc.* 493,391
Specialized REITs – 1.0%
32,369 CubeSmart REIT 1,604,208
Specialty Retail – 3.1%
6,216 AutoNation, Inc.* 1,111,980
4,766 Dick's Sporting Goods, Inc. 987,706
7,432 Floor & Decor Holdings, Inc.,
Class A* 833,945
21,289 Foot Locker, Inc.* 535,418
3,458 Group 1 Automotive, Inc. 1,472,417
4,941,466

GOLDMAN SACHS SMALL/MID CAP VALUE FUND
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.3%
10,531 Crocs, Inc.* $ 1,112,073
15,407 Skechers USA, Inc., Class A* 983,275
2,095,348
Trading Companies & Distributors – 1.9%
16,595 Beacon Roofing Supply, Inc.* 1,875,567
7,761 Boise Cascade Co. 1,145,523
3,021,090
TOTAL COMMON STOCKS
(Cost $117,786,866)
156,658,248
a
Exchange-Traded Fund – 1.0%
8,850 iShares Russell 2000 Value ETF
(Cost $1,458,462)
1,595,921
Shares Dividend Rate Value
aa
Investment Company – 1.2%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,920,347 4.541% 1,920,347
(Cost $1,920,347)
TOTAL INVESTMENTS – 99.7%
(Cost $121,165,675)
$ 160,174,516
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.3%
560,977
NET ASSETS – 100.0%
$ 160,735,493
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
November 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation
Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/
ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service
(if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange.
These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2024:
(a)
Equity Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 10,204,483 $ — $ —
North America 415,267,110 — —
Oceania 5,057,929 — —
Investment Company 2,948,450 — —
Total
$ 433,477,972 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Focused Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 59,456,188 $ — $ —
Investment Company 672,494 — —
Total
$ 60,128,682 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Large Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 8,066,627 $ — $ —
North America 465,740,322 — —
Investment Company 3,200,900 — —
Total
$ 477,007,849 $ — $ —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
€ 1.00 € 1.00 € 1.00
(a)
Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 13,893,569 $ — $ —
North America 1,212,580,165 — —
Investment Company 359,918 — —
Total
$ 1,226,833,652 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small Cap V alue Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 10,448,753 $ — $ —
North America 1,153,632,195 — —
South America 4,506,936 — —
Exchange-Traded Fund 12,009,257 — —
Investment Company 232,054 — —
Securities Lending Reinvestment Vehicle 2,747,400 — —
Total
$ 1,183,576,595 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Small/Mid Cap Value Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 1,181,990 $ — $ —
North America 155,476,258 — —
Exchange-Traded Fund 1,595,921 — —
Investment Company 1,920,347 — —
Total
$ 160,174,516 $ — $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market
Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Fundamental Equity Value Funds
Schedule of Investments
(continued)
November 30, 2024 (Unaudited)
Investment Style Risk
—
Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Mid-Cap and Small-Cap Risk
—
Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
REIT Risk
—
Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)